Convertible Debentures (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Convertible Debentures
2026		$ 74,943
Total principal and interest payments		74,943
Less interest		(13,189)
Principal remaining		61,754
Accumulated change in fair value of convertible debentures		28,072
Fair value of convertible debentures		$ 89,826		$ 9,174,957
US Currency [Member]
Convertible Debentures
2026	$ 54,611
Total principal and interest payments	54,611
Less interest	(9,611)
Principal remaining	45,000
Accumulated change in fair value of convertible debentures	20,456
Fair value of convertible debentures	$ 65,456		$ 6,378,141